Goodwill - Additional information (Detail) - Richards Bay Minerals - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [Line Items]
Impairment charges	$ 0	$ 0
Fair value less costs of disposal, post-tax discount rate	8.60%	8.60%